Supplementary Financial Information (Property, Plant and Equipment) (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Oct. 03, 2016	Dec. 31, 2015
Successor
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 318	$ 85
Property, plant and equipment - net	$ 4,746	4,443	$ 4,442
Successor | Nuclear Fuel [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		31
Property, plant and equipment - net		166
Successor | Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - net		224
Successor | Wholesale Generation Segment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - gross		4,107
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		54
Property, plant and equipment - net		4,053
Successor | Wholesale Generation Segment [Member] | Mining Properties and Mineral Rights [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - gross		3,997
Successor | Wholesale Generation Segment [Member] | Retail Site [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - gross		3
Successor | Wholesale Generation Segment [Member] | Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - gross		107
Successor | Wholesale Generation Segment [Member] | Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - net		210
Successor | Retail Electric Segment [Member] | Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - net		6
Successor | Corporate and Other [Member] | Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - net		$ 8
Predecessor
Property, Plant and Equipment [Line Items]
Property, plant and equipment - net			$ 10,359	$ 9,349
Predecessor | Nuclear Fuel [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment				1,383
Property, plant and equipment - net				248
Predecessor | Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - net				323
Predecessor | Wholesale Generation Segment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - gross				11,432
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment				2,654
Property, plant and equipment - net				8,778
Predecessor | Wholesale Generation Segment [Member] | Mining Properties and Mineral Rights [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - gross				10,886
Predecessor | Wholesale Generation Segment [Member] | Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - gross				$ 546